Fair Value of Warrant Liability Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility	85.25%	81.45%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.62%	0.83%
Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	1 year 10 months 24 days	2 years 3 months 18 days
Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	2 years 2 months 12 days	2 years 6 months